TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ 6,596	$ 1,289	$ (8,056)
Foreign	10,390	5,265	3,968
Net income (loss) before taxes on income	$ 16,986	$ 6,554	$ (4,088)